Share-Based Compensation Plans - Phantom Stock Options Outstanding (Details) - PSO	Dec. 31, 2018 BRL (R$) EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
Share-Based Compensation Plans
No. of options granted	5,045,357	5,055,519	3,048,991	3,570,103
Deferral 2014
Share-Based Compensation Plans
No. of options granted	187,263
Fair value on the grant date | R$	R$ 10.80
SAR 2015
Share-Based Compensation Plans
No. of options granted	3,635
Fair value on the grant date | R$	R$ 11.69
SAR 2015 - September
Share-Based Compensation Plans
No. of options granted	4,340
Fair value on the grant date | R$	R$ 15.99
Deferral 2015 - 1
Share-Based Compensation Plans
No. of options granted	72,096
Fair value on the grant date | R$	R$ 16.93
Deferral 2015 - 2
Share-Based Compensation Plans
No. of options granted	72,096
Fair value on the grant date | R$	R$ 16.93
SAR 2016
Share-Based Compensation Plans
No. of options granted	568,215
Fair value on the grant date | R$	R$ 15.96
PLUS 2016
Share-Based Compensation Plans
No. of options granted	192,142
Fair value on the grant date | R$	R$ 15.96
SAR 2016 - October
Share-Based Compensation Plans
No. of options granted	8,934
Fair value on the grant date | R$	R$ 11.03
SAR 2017
Share-Based Compensation Plans
No. of options granted	938,457
Fair value on the grant date | R$	R$ 13.30
PLUS 2017
Share-Based Compensation Plans
No. of options granted	235,578
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 36
Share-Based Compensation Plans
No. of options granted	304,512
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 48
Share-Based Compensation Plans
No. of options granted	304,512
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 60
Share-Based Compensation Plans
No. of options granted	304,512
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - CAB
Share-Based Compensation Plans
No. of options granted	307,141
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 36 Oct.
Share-Based Compensation Plans
No. of options granted	126,444
Fair value on the grant date | R$	R$ 15.87
ILP 2017 - 48 Oct.
Share-Based Compensation Plans
No. of options granted	42,008
Fair value on the grant date | R$	R$ 15.87
ILP 2017 - 60 Oct.
Share-Based Compensation Plans
No. of options granted	42,008
Fair value on the grant date | R$	R$ 15.87
Deferral 2017 - 1
Share-Based Compensation Plans
No. of options granted	196,535
Fair value on the grant date | R$	R$ 19.88
Deferral 2017 - 2
Share-Based Compensation Plans
No. of options granted	196,535
Fair value on the grant date | R$	R$ 19.88
ILP 2018
Share-Based Compensation Plans
No. of options granted	15,851
Fair value on the grant date | R$	R$ 21.45
SAR 2018
Share-Based Compensation Plans
No. of options granted	841,735
Fair value on the grant date | R$	R$ 21.45
PLUS 2018
Share-Based Compensation Plans
No. of options granted	80,808
Fair value on the grant date | R$	R$ 21.45